Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted loss per ordinary share

	Nine Months Ended September 30, 2021	Three Months Ended September 30, 2021
Class A ordinary shares
Numerator: Net loss allocable to Class A ordinary shares
Net loss	$(1,519,632)	$(5,863,746)
Less: Allocation of net income to Class B ordinary shares	(357,271)	(1,172,749)

Proportionate share of net income	$(1,162,361)	$(4,690,997)

	Nine Months Ended September 30, 2021	Three Months Ended September 30, 2021
Denominator: Weighted Average Class A ordinary shares
Basic and diluted weighted average shares outstanding	27,296,703	34,500,000

Basic and diluted net income per share	$(0.04)	$(0.14)

Class B ordinary shares
Numerator: Net loss allocable to Class B ordinary shares
Net loss	$(1,519,632)	$(5,863,746)
Less: Allocation of net income to Class A ordinary shares	(1,162,361)	(4,690,997)

Proportionate share of net income	$(357,271)	$(1,172,749)

Denominator: Weighted Average Class B ordinary shares
Basic and diluted weighted average shares outstanding	8,390,110	8,625,000

Basic and diluted net income per share	$(0.04)	$(0.14)